Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2018
Vessels under construction
Summary of changes in vessels under construction

In thousands of U.S. dollars
Balance as of January 1, 2018	$55,376
Installment payments and other capitalized expenses	25,452
Capitalized interest	157
Transfer to operating vessels and drydock	(80,985)
Balance as of June 30, 2018	$—